Reserves (Details) - Schedule of Foreign Currency Reserve - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in foreign currency reserve
Balance at the beginning of the period
Movement in the value of foreign subsidiary losses and intercompany loan balances	283,273
Balance at the end of the period	$ 283,273